Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

	December 31,
	2012	2011
Trade receivables	$17,618	$64,051
Refundable taxes	4,696	3,314
Insurance proceeds	500	12,913
Accrued interest	264	1,084
Savage River receivable (Note 3)	—	13,000
Other	3,382	6,871

	$26,460	$101,233

For the year ended December 31, 2012, Turquoise Hill recorded a $16.2 million loss provision (2011 - $1.9 million) on its accounts receivables relating to certain uncollectible trade receivables. Turquoise Hill anticipates full recovery of its remaining outstanding accounts receivable.